DEFINED CONTRIBUTION EMPLOYEE PENSION PLAN (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Defined Contribution Plan, Employer Matching Contribution, Percent	50.00%
Defined Contribution Plan, Maximum Annual Contribution Per Employee, Percent	3.00%
Defined Contribution Plan, Cost Recognized	$ 271	$ 270